UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2016

Date of Reporting Period: 06/30/2015

Item 1. Schedule of Investments.

	NICHOLAS FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF June 30, 2015

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		--------------
COMMON STOCKS -- 92.40%
	Consumer Discretionary - Automobiles &
	Components -- 2.26%
1,800,000	Johnson Controls, Inc.	$ 89,154,000
		--------------
	Consumer Discretionary - Durables &
	Apparel -- 2.03%
542,014	Polaris Industries Inc.	80,277,694
		--------------
	Consumer Discretionary - Media -- 4.09%
1,200,000	Gannett Co., Inc. *	16,788,000
2,400,000	TEGNA, Inc. *	76,968,000
775,000	Time Warner Inc.	67,742,750
		--------------
		161,498,750
		--------------
	Consumer Discretionary -
	Retailing -- 8.08%
900,000	Cabela's Incorporated *	44,982,000
3,562,782	LKQ Corporation *	107,756,342
502,476	O'Reilly Automotive, Inc. *	113,549,526
575,352	Penske Automotive Group, Inc.	29,981,593
729,786	Sally Beauty Company, Inc. *	23,046,642
		--------------
		319,316,103
		--------------
	Consumer Discretionary - Services -- 3.16%
574,085	McDonald's Corporation	54,578,261
1,170,571	Popeyes Louisiana Kitchen, Inc. *	70,222,554
		--------------
		124,800,815
		--------------
	Consumer Staples - Food & Staples
	Retailing -- 3.95%
1,850,000	Walgreens Boots Alliance, Inc.	156,214,000
		--------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 1.76%
870,000	Philip Morris International Inc.	69,747,900
		--------------
	Energy -- 5.01%
2,600,719	Kinder Morgan, Inc.	99,841,602
3,793,000	Plains GP Holdings, L.P.	98,011,120
		--------------
		197,852,722
		--------------
	Financials - Diversified -- 3.84%
694,505	Affiliated Managers Group, Inc. *	151,818,793
		--------------
	Financials - Insurance -- 4.74%
760,000	ACE Limited	77,276,800
1,105,000	Aon plc	110,146,400
		--------------
		187,423,200
		--------------
	Financials - Real Estate -- 2.25%
2,405,000	CBRE Group, Inc. *	88,985,000
		--------------
	Health Care - Equipment &
	Services -- 3.28%
300,000	C.R. Bard, Inc.	51,210,000
986,254	DaVita HealthCare Partners Inc. *	78,377,605
		--------------
		129,587,605
		--------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 21.51%
1,350,000	AbbVie Inc.	90,706,500
450,000	Celgene Corporation *	52,080,750
1,770,000	Gilead Sciences, Inc.	207,231,600
300,000	Jazz Pharmaceuticals public limited
	company *	52,821,000
2,050,000	Pfizer Inc.	68,736,500
825,688	Thermo Fisher Scientific Inc.	107,141,275
1,220,000	Valeant Pharmaceuticals
	International, Inc. *	271,023,000
		--------------
		849,740,625
		--------------
	Industrials - Capital Goods -- 6.27%
350,000	Precision Castparts Corp.	69,954,500
701,100	Snap-on Incorporated	111,650,175
278,910	W.W. Grainger, Inc.	66,004,052
		--------------
		247,608,727
		--------------
	Industrials - Commercial &
	Professional Services -- 4.91%
2,345,900	ADT Corporation (The)	78,751,863
2,053,000	Copart, Inc. *	72,840,440
950,000	Nielsen N.V.	42,531,500
		--------------
		194,123,803
		--------------
	Industrials - Transportation -- 2.38%
287,273	AMERCO	93,912,416
		--------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 0.35%
1,300,000	Xerox Corporation	13,832,000
		--------------
	Information Technology - Software &
	Services -- 7.68%
700,000	MasterCard Incorporated - Class A	65,436,000
1,900,000	Microsoft Corporation	83,885,000
1,850,000	Oracle Corporation	74,555,000
1,242,500	Solera Holdings, Inc.	55,365,800
506,872	Syntel, Inc. *	24,066,283
		--------------
		303,308,083
		--------------
	Materials -- 3.68%
796,600	AptarGroup, Inc.	50,799,182
1,350,401	Ball Corporation	94,730,630
		--------------
		145,529,812
		--------------
	Telecommunication Services -- 1.17%
1,300,000	AT&T Inc.	46,176,000
		--------------
	TOTAL COMMON STOCKS
	(cost $2,166,932,624)	3,650,908,048
		--------------
SHORT-TERM INVESTMENTS -- 7.60%
	Commercial Paper - 7.55%
$3,300,000	Bacardi Corporation 07/01/15, 0.44%	3,300,000
4,250,000	Kellogg Company 07/01/15, 0.40%	4,250,000
7,000,000	Duke Energy Corporation 07/02/15, 0.36%	6,999,930
4,900,000	Bemis Company, Inc. 07/06/15, 0.45%	4,899,694
7,000,000	Sherwin-Williams Company (The)
	07/06/15, 0.25%	6,999,757
1,900,000	AutoZone, Inc. 07/07/015, 0.38%	1,899,880
4,400,000	CBS Corporation 07/07/15, 0.41%	4,399,699
3,450,000	Bacardi-Martini B.V. 07/08/15, 0.44%	3,449,705
10,000,000	PPG Industries, Inc. 07/08/15, 0.42%	9,999,183
7,400,000	Hitachi Capital America Corp.
	07/09/15, 0.41%	7,399,326
4,725,000	Rockwell Collins, Inc. 07/09/15, 0.42%	4,724,559
6,125,000	Valspar Corporation (The) 07/09/15, 0.38%	6,124,483
4,000,000	Valspar Corporation (The) 07/09/15, 0.40%	3,999,644

$5,000,000	Kellogg Company 07/10/15, 0.35%	4,999,563
4,000,000	Rockwell Collins, Inc. 07/10/15, 0.48%	3,999,520
6,000,000	AutoZone, Inc. 07/13/15, 0.40%	5,999,200
5,000,000	Nissan Motor Acceptance Corporation
	07/13/15, 0.40%	4,999,333
6,025,000	Molson Coors Brewing Company
	07/14/15, 0.40%	6,024,130
5,950,000	Williams Partners L.P. 07/14/15, 0.50%	5,948,926
5,000,000	Bemis Company, Inc. 07/15/15, 0.43%	4,999,164
7,000,000	Williams Partners L.P. 07/15/15, 0.50%	6,998,639
675,000	AutoZone, Inc. 07/16/15, 0.40%	674,888
6,000,000	CBS Corporation 07/16/15, 0.42%	5,998,950
6,000,000	V.F. Corporation 07/16/15, 0.30%	5,999,250
7,350,000	Valspar Corporation (The) 07/16/15, 0.43%	7,348,683
2,550,000	Hitachi Capital America Corp.
	07/17/15, 0.44%	2,549,501
3,750,000	V.F. Corporation 07/17/15, 0.30%	3,749,500
3,100,000	CBS Corporation 07/20/15, 0.40%	3,099,346
6,000,000	Michelin Luxembourg S.C.S.
	07/20/15, 0.40%	5,998,733
7,500,000	Marriott International, Inc.
	07/21/15, 0.39%	7,498,375
3,800,000	Bacardi U.S.A., Inc. 07/22/15, 0.48%	3,798,936
5,250,000	Nissan Motor Acceptance Corporation
	07/23/15, 0.32%	5,248,973
5,000,000	PPG Industries, Inc. 07/23/15, 0.45%	4,998,625
5,000,000	PPG Industries, Inc. 07/23/15, 0.45%	4,998,625
3,150,000	Aon Corporation 07/24/15, 0.42%	3,149,155
6,375,000	Nissan Motor Acceptance Corporation
	07/24/15, 0.39%	6,373,412
7,200,000	NorthWestern Corporation 07/24/15, 0.50%	7,197,700
7,000,000	Anthem, Inc. 07/27/15, 0.23%	6,998,837
4,350,000	Marriott International, Inc.
	07/28/15, 0.45%	4,348,532
7,625,000	Bacardi U.S.A., Inc. 07/29/15, 0.46%	7,622,272
5,000,000	Monsanto Company 08/03/15, 0.49%	4,997,754
7,500,000	Thomson Reuters Corporation
	08/04/15, 0.50%	7,496,458
5,275,000	Hyundai Capital America, Inc.
	08/05/15, 0.48%	5,272,538
4,575,000	Marriott International, Inc.
	08/05/15, 0.47%	4,572,909
5,000,000	Monsanto Company 08/10/15, 0.51%	4,997,167
5,000,000	Thomson Reuters Corporation
	08/10/15, 0.52%	4,997,111
7,000,000	Hyundai Capital America, Inc.
	08/11/15, 0.48%	6,996,173
6,700,000	Rockwell Collins, Inc. 08/11/15, 0.46%	6,696,490
6,000,000	Campbell Soup Company 08/12/15, 0.44%	5,996,920
7,000,000	Monsanto Company 08/17/15, 0.53%	6,995,156
7,000,000	V.F. Corporation 08/17/15, 0.38%	6,996,527
5,000,000	Campbell Soup Company 08/19/15, 0.42%	4,997,142
7,350,000	Campbell Soup Company 08/31/15, 0.40%	7,345,018
7,000,000	Pall Corporation 09/21/15, 0.55%	6,991,231
2,925,000	SABMiller plc 09/30/15, 0.50%	2,921,303
		--------------
		298,336,525
		--------------
	Variable Rate Security - 0.05%
1,823,014	Fidelity Institutional Money Market
	Fund - Class I	1,823,014
		--------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $300,159,539)	300,159,539
		--------------
	TOTAL INVESTMENTS
	(cost $2,467,092,163) - 100.00%	3,951,067,587
		--------------

	OTHER ASSETS, NET OF LIABILITIES - 0.00%(1)	124,955
		--------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$3,951,192,542
		--------------
		--------------

% Of net assets.
* Non-income producing.

(1) The amount rounds to 0.00%

As of June 30, 2015, investment cost for federal tax purposes was $2,467,092,163 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$1,519,642,639
Unrealized depreciation	(35,667,215)
--------------
Net unrealized appreciation	$1,483,975,424
--------------
--------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

    Level 1 - quoted prices in active markets for identical investments

  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 -
Common Stocks(1)	$3,650,908,048
Variable Rate Security	1,823,014
Level 2 -
Commercial Paper	298,336,525
Level 3 -
None	--
--------------
Total	$3,951,067,587
--------------
--------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 08/24/2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 08/24/2015

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 08/24/2015